Real Estate Assets, Net - Equity Transaction Adjustments (Details) $ / shares in Units, $ in Thousands	Jul. 15, 2021 USD ($) $ / shares shares	Jul. 07, 2021 USD ($) $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares) | shares			25,297,131	23,613,980	12,232,289	8,851,759
CROP
Business Acquisition [Line Items]
Ownership interest	100.00%
CMRI Merger
Business Acquisition [Line Items]
Fair value of CCI Common Stock issued	$ 67,917
Settlement of promote	5,585	$ 5,585		$ 5,585	$ 0
Settlement of CMRI promissory notes and interest with CROP	1,545	1,545		1,545	0
Net liabilities assumed	2,223	2,223		2,223	0
Total consideration	77,270	77,270
Carrying amount of noncontrolling interest	79,447	79,447
Additional paid in capital adjustment	2,177	2,177
Total change in equity	$ 70,094	$ 70,094
CMRI Merger | Common Stock
Business Acquisition [Line Items]
Common stock, shares issued (in shares) | shares	4,904,045	4,904,045
Common stock, shares outstanding (in shares) | shares	4,904,045	4,904,045
Exchange ratio	1.175	1.175
CMRI Merger | Common Stock | CCI
Business Acquisition [Line Items]
CCI common stock issued as consideration (in shares) | shares	5,762,253	5,762,253
Per share value of CCI common stock (in dollars per share) | $ / shares	$ 11.7865	$ 11.7865
Fair value of CCI Common Stock issued	$ 67,917	$ 67,917
CMRII Merger
Business Acquisition [Line Items]
Fair value of CCI Common Stock issued	61,678
Settlement of promote	2,424	2,424		2,424	0
Settlement of CMRI promissory notes and interest with CROP	2,475	2,475		2,475	0
Net liabilities assumed	1,477	1,477		$ 1,477	$ 0
Total consideration	68,054	68,054
Carrying amount of noncontrolling interest	63,752	63,752
Additional paid in capital adjustment	(4,302)	(4,302)
Total change in equity	$ 57,376	$ 57,376
CMRII Merger | Common Stock
Business Acquisition [Line Items]
Common stock, shares issued (in shares) | shares	4,881,490	4,881,490
Common stock, shares outstanding (in shares) | shares	4,881,490	4,881,490
Exchange ratio	1.072	1.072
CMRII Merger | Common Stock | CCI
Business Acquisition [Line Items]
CCI common stock issued as consideration (in shares) | shares	5,232,957	5,232,957
Per share value of CCI common stock (in dollars per share) | $ / shares	$ 11.7865	$ 11.7865
Fair value of CCI Common Stock issued	$ 61,678	$ 61,678